SCHEDULE OF INVESTMENTS
Ivy Core Equity Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Cable & Satellite – 1.7%
Charter Communications, Inc., Class A(A)	129	$66,010

Integrated Telecommunication Services – 2.1%
Verizon Communications, Inc.	1,505	82,987

Interactive Home Entertainment – 1.3%
Take-Two Interactive Software, Inc.(A)	382	53,317

Interactive Media & Services – 3.7%
Alphabet, Inc., Class A(A)	58	81,861
Facebook, Inc., Class A(A)	286	64,996
		146,857

Movies & Entertainment – 1.8%
Netflix, Inc.(A)	159	72,520

Total Communication Services - 10.6%		421,691
Consumer Discretionary
Auto Parts & Equipment – 1.6%
Aptiv plc	815	63,482

Automotive Retail – 2.2%
AutoZone, Inc.(A)	77	87,319

Footwear – 1.5%
NIKE, Inc., Class B	612	60,043

Internet & Direct Marketing Retail – 4.5%
Amazon.com, Inc.(A)	65	180,261

Total Consumer Discretionary - 9.8%		391,105
Consumer Staples
Food Distributors – 0.8%
Sysco Corp.	593	32,408

Household Products – 1.5%
Procter & Gamble Co. (The)	500	59,745

Hypermarkets & Super Centers – 4.2%
Costco Wholesale Corp.	245	74,367
Wal-Mart Stores, Inc.	763	91,411
		165,778
Packaged Foods & Meats – 0.7%
General Mills, Inc.	423	26,100

Total Consumer Staples - 7.2%		284,031
Energy
Oil & Gas Refining & Marketing – 1.5%
Phillips 66	824	59,233

Total Energy - 1.5%		59,233
Financials
Asset Management & Custody Banks – 3.7%
Apollo Global Management LLC	554	27,680
Blackstone Group, Inc. (The), Class A	1,049	59,409
KKR & Co.(B)	2,017	62,280
		149,369

Consumer Finance – 1.1%
Discover Financial Services	876	43,894

Financial Exchanges & Data – 2.1%
S&P Global, Inc.	249	81,923

Insurance Brokers – 2.4%
Aon plc(A)	495	95,398

Investment Banking & Brokerage – 2.5%
Morgan Stanley	2,064	99,686

Other Diversified Financial Services – 2.4%
Citigroup, Inc.	1,859	94,972

Property & Casualty Insurance – 2.1%
Progressive Corp. (The)	1,038	83,192

Total Financials - 16.3%		648,434
Health Care
Health Care Equipment – 6.0%
Boston Scientific Corp.(A)	1,323	46,468
Danaher Corp.	545	96,433
Zimmer Holdings, Inc.	792	94,495
		237,396
Health Care Facilities – 1.0%
HCA Holdings, Inc.	407	39,527

Health Care Services – 1.4%
CVS Caremark Corp.	889	57,783

Managed Health Care – 2.3%
UnitedHealth Group, Inc.	309	91,112

Pharmaceuticals – 4.4%
Eli Lilly and Co.	410	67,293
Roche Holdings Ltd. ADR	815	35,372
Zoetis, Inc.	520	71,204
		173,869

Total Health Care - 15.1%		599,687
Industrials
Aerospace & Defense – 2.2%
Lockheed Martin Corp.	242	88,309

Environmental & Facilities Services – 1.3%
Waste Connections, Inc.	536	50,312

Railroads – 2.7%
Union Pacific Corp.	628	106,165

Trading Companies & Distributors – 1.1%
United Rentals, Inc.(A)	293	43,714

Total Industrials - 7.3%		288,500
Information Technology
Communications Equipment – 3.8%
Cisco Systems, Inc.	2,080	97,017
Motorola Solutions, Inc.	394	55,244
		152,261
Data Processing & Outsourced Services – 6.1%
Fidelity National Information Services, Inc.	629	84,304
Fiserv, Inc.(A)	541	52,786
MasterCard, Inc., Class A	350	103,574
		240,664

Electronic Manufacturing Services – 1.6%
TE Connectivity Ltd.	797	65,002

Semiconductors – 3.2%
Analog Devices, Inc.	597	73,276
Texas Instruments, Inc.	425	53,987
		127,263

Systems Software – 7.8%
Microsoft Corp.	1,525	310,426

Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.	506	184,548

Total Information Technology - 27.2%		1,080,164
Materials
Specialty Chemicals – 1.6%
Sherwin-Williams Co. (The)	112	64,581

Total Materials - 1.6%		64,581
Real Estate
Health Care REITs – 0.8%
Welltower, Inc.	641	33,173

Total Real Estate - 0.8%		33,173
Utilities
Electric Utilities – 2.2%
NextEra Energy, Inc.	368	88,403

Total Utilities - 2.2%		88,403

TOTAL COMMON STOCKS – 99.6%		$3,959,002
(Cost: $2,945,593)

SHORT-TERM SECURITIES
Money Market Funds(D) - 0.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(C)	2,769	2,769
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	16,705	16,705
		19,474

TOTAL SHORT-TERM SECURITIES – 0.5%		$19,474
(Cost: $19,474)

TOTAL INVESTMENT SECURITIES – 100.1%		$3,978,476
(Cost: $2,965,067)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(5,923)

NET ASSETS – 100.0%		$3,972,553

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $2,695 are on loan.

(C) Investment made with cash collateral received from securities on loan.

(D) Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,959,002	$—	$—
Short-Term Securities	19,474	—	—

Total	$3,978,476	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,965,067

Gross unrealized appreciation	1,054,091

Gross unrealized depreciation	(40,682)

Net unrealized appreciation	$1,013,409